Other Current Assets (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	$ 2,102,377	$ 671,933	$ 3,702,661
Prepaid inventory	$ 1,471,492	$ 441,000